INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
Current income tax expense
Deferred income tax expense/ (benefit)							(5,095)
Total tax credit for the year from continuing operations							(5,095)
Total tax charge for the year from a discontinued operation			1,827	272	1,931	5,864	7,230
Total			¥ 1,827	$ 272	¥ 1,931	¥ 5,864	¥ 2,135